UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from July 1, 2010 to July 31, 2010

Commission File Number of issuing entity: 333-167097 CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 333-167097-02

CAPITAL ONE MASTER TRUST

(Exact name of issuing entity as specified in its charter)

(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-167097-01

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware

E.A. Delle Donne Corporate Center

1011 Centre Road

Wilmington, DE 19805-1266

(Address of principal executive offices of

issuing entity)

201-593-6792

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Capital One Bank (USA), National Association

Mail Stop 12017-0500

140 East Shore Drive

Room 1071-B

Glen Allen, VA 23060

(Address of principal executive offices of

issuing entity)

804-967-1000

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings

In July 2010, the United States Court of Appeals for the Ninth Circuit reversed a dismissal entered in favor of the Capital One Bank (USA), National Association (“COBNA”) in Rubio v. Capital One Bank, which was filed in the United States District Court for the Central District of California in 2007. The plaintiff in Rubio alleged in a putative class action that COBNA breached its contractual obligations and violated the Truth In Lending Act (the “TILA”) and California’s Unfair Competition Law (the “UCL”) when it raised interest rates on certain credit card accounts. The District Court granted COBNA’s motion to dismiss all claims as a matter of law prior to any discovery. On appeal, the Ninth Circuit reversed the District Court’s dismissal with respect to the TILA and UCL claims, remanding the case back to the District Court for further proceedings. The Ninth Circuit upheld the dismissal of the plaintiff’s breach of contract claim, finding that COBNA was contractually allowed to increase interest rates. Because of the uncertainty around whether a class will ultimately be certified, the dimensions of any such class, and the range of remedies that might be sought on any certified claims, COBNA is not in a position at this time to provide a meaningful range of reasonably possible loss with respect to this litigation.

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2	Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 16, 2010

CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Issuing Entity)

CAPITAL ONE MASTER TRUST (Issuing Entity)

By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION (Servicer)

By:	/s/ Pam Koch
Name:	Pam Koch
Title:	Vice President, Accounting